UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Legg Mason Partners Capital and Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Capital and Income Fund

Semi-Annual Report  •  June 30, 2007

What’s

Inside

Fund Objective

The Fund seeks total return (that is, a combination of income and long-term capital appreciation).

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters….Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated….In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst

Legg Mason Partners Capital and Income Fund         I

one-day performance in 10 years. After a modest increase in March 2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in the foreseeable future. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at 5.26% on June 12th—their highest rate in five years. In contrast, the yield on the ten-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two- and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 0.98%.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II         Legg Mason Partners Capital and Income Fund

Performance Review

For the six months ended June 30, 2007, Class A shares of Legg Mason Partners Capital and Income Fund, excluding sales charges, returned 7.08%. These shares outperformed the Fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index, which returned 6.96% and 0.98%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 increased 4.77% over the same time frame.

Performance Snapshot as of June 30, 2007 (excluding sales charges) (unaudited)

Six Months
Capital and Income Fund — Class A Shares	7.08%

S&P 500 Index	6.96%

Lehman Brothers U.S. Aggregate Index	0.98%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	4.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 6.80%, Class C shares returned 6.65% and Class I shares returned 7.30% over the six months ended June 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.06%, 1.60%, 1.80% and 0.75%, respectively.
As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C and Class I shares will not exceed 1.79% and 0.74%, respectively, until May 1, 2008.
[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 474 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Capital and Income Fund         III

Special Shareholder Notices

S. Kenneth Leech, Stephen A. Walsh, Jeffrey D. Van Schaick, Keith J. Gardner and Detlev S. Schlichter lead the team of portfolio managers, sector specialists and other investment professionals responsible for overseeing the day-to-day operation of the fixed-income portion of the Fund.

Robert Gendelman continues to serve as lead portfolio manager of the Fund with portfolio management responsibility for overseeing the Fund’s allocation between equity and fixed-income securities as well as the Fund’s equity investments in general.

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

IV         Legg Mason Partners Capital and Income Fund

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

Legg Mason Partners Capital and Income Fund         V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Stock and bond prices are subject to fluctuation. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is subject to certain risks of overseas investing not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI         Legg Mason Partners Capital and Income Fund

Fund at a Glance (unaudited)

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	7.08%	$1,000.00	$1,070.80	1.07%	$5.49

Class B	6.80	1,000.00	1,068.00	1.64	8.41

Class C	6.65	1,000.00	1,066.50	1.81	9.27

Class I	7.30	1,000.00	1,073.00	0.74	3.80

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,019.49	1.07%	$5.36

Class B	5.00	1,000.00	1,016.66	1.64	8.20

Class C	5.00	1,000.00	1,015.82	1.81	9.05

Class I	5.00	1,000.00	1,021.12	0.74	3.71

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         3

Schedule of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Shares	Security	Value

COMMON STOCKS — 79.7%
CONSUMER DISCRETIONARY — 7.8%
Hotels, Restaurants & Leisure — 3.1%
1,049,400	Ameristar Casinos Inc.	$36,456,156
287,300	Las Vegas Sands Corp.*	21,946,847
264,600	MGM MIRAGE Inc.*	21,824,208
496,550	Penn National Gaming Inc.*	29,837,690

	Total Hotels, Restaurants & Leisure	110,064,901

Household Durables — 0.0%
2,330,496	Home Interiors & Gifts Inc. (a)(b)*	23,305

Media — 3.7%
689,700	Liberty Media Holding Corp., Capital Group, Series A Shares*	81,163,896
3,460,200	Warner Music Group Corp.	49,999,890

	Total Media	131,163,786

Specialty Retail — 1.0%
575,000	Ross Stores Inc.	17,710,000
654,900	TJX Cos. Inc.	18,009,750

	Total Specialty Retail	35,719,750

	TOTAL CONSUMER DISCRETIONARY	276,971,742

CONSUMER STAPLES — 2.0%
Food & Staples Retailing — 0.0%
28,868	FHC Delaware Inc. (a)(b)*	0

Food Products — 0.0%
1,948	Aurora Foods Inc. (a)(b)*	0

Tobacco — 2.0%
1,010,100	Altria Group Inc.	70,848,414

	TOTAL CONSUMER STAPLES	70,848,414

ENERGY — 9.8%
Energy Equipment & Services — 4.3%
650,030	CCS Income Trust	27,992,454
413,000	Diamond Offshore Drilling Inc.	41,944,280
436,400	SEACOR Holdings Inc.*	40,742,304
423,000	Transocean Inc.*	44,829,540

	Total Energy Equipment & Services	155,508,578

Oil, Gas & Consumable Fuels — 5.5%
809,875	Anadarko Petroleum Corp.	42,105,401
2,520,300	Crosstex Energy Inc.	72,408,219
361,000	Newfield Exploration Co.*	16,443,550
790,400	Total SA, ADR	64,006,592

	Total Oil, Gas & Consumable Fuels	194,963,762

	TOTAL ENERGY	350,472,340

See Notes to Financial Statements.

4         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

EXCHANGE TRADED FUNDS — 2.9%
617,000	iShares Russell 2000 Index Fund	$51,186,320
1,077,000	PowerShares QQQ, Trust Unit, Series 1	51,227,505

	TOTAL EXCHANGE TRADED FUNDS	102,413,825

FINANCIALS — 19.8%
Capital Markets — 3.8%
117,000	Goldman Sachs Group Inc.	25,359,750
129,080	Nuveen Investments Inc., Class A Shares	8,022,322
1,698,800	UBS AG	101,944,988

	Total Capital Markets	135,327,060

Commercial Banks — 2.3%
743,500	Marshall & Ilsley Corp.	35,412,905
1,307,700	Wells Fargo & Co.	45,991,809

	Total Commercial Banks	81,404,714

Consumer Finance — 3.7%
1,691,750	American Express Co.	103,501,265
362,004	Capital One Financial Corp.	28,395,594

	Total Consumer Finance	131,896,859

Insurance — 10.0%
1,044,900	AFLAC Inc.	53,707,860
1,106,580	American International Group Inc.	77,493,797
3,691,570	Fidelity National Financial Inc., Class A Shares	87,490,209
544,900	First American Corp.	26,972,550
2,499,000	Marsh & McLennan Cos. Inc.	77,169,120
1,537,900	Progressive Corp.	36,801,947

	Total Insurance	359,635,483

	TOTAL FINANCIALS	708,264,116

HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 0.5%
344,400	Medtronic Inc.	17,860,584

Health Care Providers & Services — 4.2%
1,190,000	IMS Health Inc.	38,234,700
523,100	Quest Diagnostics Inc.	27,018,115
1,022,340	UnitedHealth Group Inc.	52,282,467
428,960	WellPoint Inc.*	34,243,877

	Total Health Care Providers & Services	151,779,159

Pharmaceuticals — 0.8%
435,100	Johnson & Johnson	26,810,862

	TOTAL HEALTH CARE	196,450,605

INDUSTRIALS — 12.9%
Aerospace & Defense — 4.2%
269,050	Alliant Techsystems Inc.*	26,676,308

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Aerospace & Defense — 4.2% (continued)
672,750	L-3 Communications Holdings Inc.	$65,519,122
843,800	United Technologies Corp.	59,850,734

	Total Aerospace & Defense	152,046,164

Commercial Services & Supplies — 1.1%
4,310	Continental AFA Dispensing Co. (a)(b)(c)*	0
1,581,590	Covanta Holding Corp.*	38,986,194

	Total Commercial Services & Supplies	38,986,194

Industrial Conglomerates — 5.6%
3,107,140	General Electric Co.	118,941,319
2,357,300	Tyco International Ltd.	79,653,167

	Total Industrial Conglomerates	198,594,486

Machinery — 2.0%
1,115,700	Dover Corp.	57,068,055
455,670	Mueller Industries Inc.	15,693,275

	Total Machinery	72,761,330

	TOTAL INDUSTRIALS	462,388,174

INFORMATION TECHNOLOGY — 15.9%
Communications Equipment — 4.7%
2,726,470	Cisco Systems Inc.*	75,932,189
1,394,900	Corning Inc.	35,639,695
1,273,000	QUALCOMM Inc.	55,235,470

	Total Communications Equipment	166,807,354

Computers & Peripherals — 0.0%
2,028	Axiohm Transaction Solutions Inc. (a)(b)*	0

Internet Software & Services — 1.0%
70,200	Google Inc., Class A Shares*	36,741,276

IT Services — 5.6%
1,503,140	Ceridian Corp.*	52,609,900
1,002,799	Fidelity National Information Services Inc.	54,431,930
468,200	Fiserv Inc.*	26,593,760
2,130,010	Hewitt Associates Inc., Class A Shares*	68,160,320

	Total IT Services	201,795,910

Semiconductors & Semiconductor Equipment — 1.1%
1,967,300	Applied Materials Inc.	39,090,251

Software — 3.5%
3,426,700	Oracle Corp.*	67,540,257
2,755,200	Symantec Corp.*	55,655,040

	Total Software	123,195,297

	TOTAL INFORMATION TECHNOLOGY	567,630,088

See Notes to Financial Statements.

6         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

MATERIALS — 1.2%
Metals & Mining — 1.2%
1,073,970	Alcoa Inc.	$43,528,004

UTILITIES — 1.9%
Gas Utilities — 1.9%
1,579,720	National Fuel Gas Co.	68,417,673

	TOTAL COMMON STOCKS (Cost — $2,600,305,268)	2,847,384,981

PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
321	Class B Shares (a)(b)*	0
177	Class C Shares (a)(b)*	0
466	Class D Shares (a)(b)*	1
964	Class E Shares (a)(b)*	1

	TOTAL PREFERRED STOCKS (Cost — $115)	2

Face Amount
ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.1%
$750,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (c)	729,434
449,954	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (c)	448,934

	Total Automobiles	1,178,368

Diversified Financial Services — 0.0%
2,750,745	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(b)(d)	0

Home Equity — 0.3%
227,252	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (e)	223,950
82,319	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (e)	82,360
50,756	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (e)	50,789
	Bear Stearns Asset-Backed Securities Trust:
200,000	Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (e)	200,717
774,553	Series 2006-1, Class A, 5.600% due 2/25/36 (e)	775,033
354,285	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	349,697
139,755	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, 7.025% due 7/25/28 (a)(e)	100,624
	Countrywide Asset-Backed Certificates:
198,834	Series 2003-03, Class M4, 6.720% due 3/25/33 (e)	199,993
440,000	Series 2004-05, Class M4, 9.417% due 6/25/34 (e)	442,095

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Home Equity — 0.3% (continued)
	Countrywide Home Equity Loan Trust:
$631,778	Series 2004-J, Class 2A, 5.610% due 12/15/33 (e)	$632,658
836,014	Series 2004-P, Class 2A, 5.640% due 3/15/34 (e)	837,896
947,715	Series 2005-E, Class 2A, 5.540% due 11/15/35 (e)	948,301
1,122,499	Series 2005-I, Class 2A, 5.550% due 2/15/36 (e)	1,122,890
176,354	Series 2006-D, Class 2A, 5.520% due 5/15/36 (e)	176,411
458,158	CS First Boston Mortgage Securities Corp., Series 2001-HE8, Class M2, 6.870% due 2/25/31 (e)	458,896
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (c)	47
201,313	Fremont Home Loan Trust, Series 2004-01, Class M5, 6.420% due 2/25/34 (e)	201,551
221,855	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	226,685
128,960	GSAMP Trust, Series 2006-S2, Class A2, 5.420% due 1/25/36 (e)	129,041
171,272	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (e)	171,330
1,009,808	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35	1,002,314
93,760	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (e)	93,822
3,055	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	2,840
	Option One Mortgage Loan Trust:
146,018	Series 2003-01, Class A2, 5.740% due 2/25/33 (e)	146,143
351,055	Series 2003-04, Class M2, 6.970% due 7/25/33 (e)	353,573
750,000	Series 2004-02, Class M2, 6.370% due 5/25/34 (e)	750,466
202,088	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (c)(e)	202,364
422,020	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (e)	426,222
190,791	SACO I Trust, Series 2006-04, Class A1, 5.490% due 3/25/36 (e)	190,910
	Sail Net Interest Margin Notes:
141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (c)	11,838
35,690	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	7,033
218,785	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 12/25/32	184,957
268,188	WMC Mortgage Loan Pass-Through Certificates, Series 1999-A, Class M2, 7.570% due 10/15/29 (e)	268,487

	Total Home Equity	10,971,933

Student Loan — 0.0%
211,586	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (e)	211,650

	TOTAL ASSET-BACKED SECURITIES (Cost — $15,652,001)	12,361,951

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
380,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.120% due 11/25/45 (e)	378,277
1,800,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (e)	1,746,152

See Notes to Financial Statements.

8         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7% (continued)
	Banc of America Funding Corp.:
$926,400	Series 2005-E, Class 7A1, 5.729% due 6/20/35 (e)	$930,517
1,176,470	Series 2005-E, Class 8A1, 5.729% due 6/20/35 (e)	1,182,625
165,545	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.803% due 9/25/35 (e)	162,634
965,921	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.590% due 4/25/36 (c)(e)	966,500
	Countrywide Alternative Loan Trust:
217,112	Series 2005-59, Class 1A1, 5.649% due 11/20/35 (e)	218,014
1,457,696	Series 2005-72, Class A1, 5.590% due 1/25/36 (e)	1,458,516
224,471	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (e)	224,534
190,075	Series OA3, Class 1A1, 5.520% due 5/25/36 (e)	190,190
	Countrywide Home Loan, Mortgage Pass-Through Trust:
149,069	Series 2004-29, Class 2A1, 5.650% due 2/25/35 (e)	149,537
183,935	Series 2005-09, Class 1A1, 5.620% due 5/25/35 (e)	184,306
1,800,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (e)	1,766,488
191,938	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.986% due 8/25/35 (e)	190,273
	Downey Savings & Loan Association Mortgage Loan Trust:
919,804	Series 2004-AR1, Class A2B, 5.740% due 9/19/44 (e)	924,771
179,351	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (e)	179,631
	Series 2006-AR1:
184,301	Class 1A1A, 5.949% due 3/19/46 (e)	184,301
184,301	Class 1A1B, 5.949% due 3/19/47 (e)	184,301
	Federal Home Loan Mortgage Corp. (FHLMC):
78,958	Series 2764, Class DT, 6.000% due 3/15/34 (e)	64,143
563,432	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (e)	547,675
240,873	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.659% due 10/25/35 (e)	239,775
	Harborview Mortgage Loan Trust:
226,870	Series 2004-08, Class 2A4A, 5.720% due 11/19/34 (e)	227,667
220,373	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (e)	221,179
185,598	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.257% due 3/25/35 (e)	183,916
250,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (e)	249,383
1,598,860	Lehman XS Trust, Series 2006-04N, Class A2A, 5.540% due 4/25/46 (e)	1,601,628
259,175	Luminent Mortgage Trust, Series 2006-1, Class A1, 5.560% due 4/25/36 (e)	259,849
630,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.843% due 5/12/39 (e)	625,903
	MLCC Mortgage Investors Inc.:
458,091	Series 2004-A, Class B2, 6.240% due 4/25/29 (e)	458,642
549,230	Series 2004-B, Class B2, 6.200% due 5/25/29 (e)	551,349
	Structured Adjustable Rate Mortgage Loan Trust:
297,719	Series 2004-3AC, Class A2, 4.920% due 3/25/34 (e)	297,787

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7% (continued)
$106,892	Series 2004-6, Class 1A, 7.221% due 6/25/34 (e)	$107,500
1,552,166	Series 2005-11, Class 3A, 5.383% due 5/25/35 (e)	1,550,023
	Structured Asset Mortgage Investments Inc., Series 2006-AR5:
157,827	Class 1A1, 5.530% due 5/25/36 (e)	158,020
143,849	Class 2A1, 5.530% due 5/25/36 (e)	144,298
	Structured Asset Securities Corp.:
616,524	Series 1998-2, Class M1, 6.420% due 2/25/28 (e)	617,308
280,667	Series 1998-3, Class M1, 6.320% due 3/25/28 (e)	281,004
1,388,720	Series 2004-3, Class 3A1, 5.500% due 3/25/19	1,360,946
872,331	Thornburg Mortgage Securities Trust, Series 2005-02, Class A4, 5.570% due 7/25/45 (e)	873,653
	Washington Mutual Inc.:
933,269	Series 2005-AR13, Class A1B3, 5.680% due 10/25/45 (e)	936,169
272,770	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (e)	273,753
154,577	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (e)	155,102
119,307	Series 2006-AR10, Class 1A1, 5.953% due 9/25/36 (e)	119,269
	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR01:
928,747	Class A1A, 5.640% due 1/25/45 (e)	930,863
1,021,621	Class A2A1, 5.660% due 1/25/45 (e)	1,024,750
165,346	Washington Mutual Pass-Through Certificates, Series 2005-AR15, Class A1A2, 5.600% due 11/25/45 (e)	166,037
151,497	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (e)	150,324
186,068	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (e)	186,089

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $25,822,396)	25,785,571

CORPORATE BONDS & NOTES — 8.8%
Aerospace & Defense — 0.0%
180,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	174,600
500,000	General Dynamics Corp., Senior Notes, 4.500% due 8/15/10	489,228
5,465	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (a)(b)(d)	0

	Total Aerospace & Defense	663,828

Airlines — 0.0%
700,000	Continental Airlines Inc., Notes, 8.750% due 12/1/11	689,500
	United Airlines Inc., Pass-Through Certificates:
162,820	Series 2000-1, Class B, 8.030% due 7/1/11	181,646
245,469	Series 2000-2, Class B, 7.811% due 10/1/09	279,988
	Series 2001-1:
105,000	Class B, 6.932% due 9/1/11	121,866
230,000	Class C, 6.831% due 9/1/08	264,931

	Total Airlines	1,537,931

See Notes to Financial Statements.

10         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Auto Components — 0.2%
$1,625,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	$1,421,875
5,000,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (f)	4,987,500

	Total Auto Components	6,409,375

Automobiles — 0.2%
120,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	118,343
	Ford Motor Co.:
95,000	Debentures, 8.875% due 1/15/22	84,075
2,645,000	Notes, 7.450% due 7/16/31 (f)	2,125,919
6,725,000	General Motors Corp., Senior Debentures, 8.250% due 7/15/23	6,161,781

	Total Automobiles	8,490,118

Building Products — 0.3%
5,000,000	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09 (f)	5,224,945
2,785,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (f)	2,924,250
1,030,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	986,225
2,105,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.449% due 3/1/14	1,536,650

	Total Building Products	10,672,070

Capital Markets — 0.2%
50,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	47,336
40,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	40,012
355,000	E*TRADE Financial Corp., Senior Notes, 7.875% due 12/1/15	371,419
80,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	78,052
4,150,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (c)(f)	4,391,131
500,000	Merrill Lynch & Co. Inc., Medium-Term Notes, Series B, 3.700% due 4/21/08	493,009
	Morgan Stanley:
30,000	Medium-Term Notes, 5.809% due 10/18/16 (e)	30,020
100,000	Subordinated Notes, 4.750% due 4/1/14	93,516

	Total Capital Markets	5,544,495

Chemicals — 0.1%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	163,500
2,580,000	Georgia Gulf Corp., 9.500% due 10/15/14 (f)	2,580,000
495,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	532,744
110,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (c)	100,650
3,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	3,004

	Total Chemicals	3,379,898

Commercial Banks — 0.4%
400,000	Depfa ACS Bank, 5.125% due 3/16/37 (c)	367,860
	Glitnir Banki HF:
240,000	Notes, 6.330% due 7/28/11 (c)	244,492
520,000	Subordinated Notes, 6.693% due 6/15/16 (c)(e)	536,048
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (c)(e)	95,194

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         11

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Banks — 0.4% (continued)
$120,000	Landsbanki Islands HF, 6.100% due 8/25/11 (c)	$121,627
4,500,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(e)(f)(g)	4,608,216
1,710,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (c)	1,678,023
60,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (c)(e)	60,313
4,475,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(e)(f)(g)	4,358,314
90,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (e)	82,685
170,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (c)	164,050
160,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	155,648
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	93,587

	Total Commercial Banks	12,566,057

Commercial Services & Supplies — 0.1%
1,465,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,565,719
840,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (c)	861,000
570,000	Waste Management Inc., 6.375% due 11/15/12	583,619

	Total Commercial Services & Supplies	3,010,338

Computers & Peripherals — 0.0%
350,000	International Business Machines Corp., Medium-Term Notes, 3.800% due 2/1/08	347,111

Consumer Finance — 0.7%
500,000	Caterpillar Financial Services Corp., 4.300% due 6/1/10	485,764
	Ford Motor Credit Co.:
4,400,000	Notes, 7.000% due 10/1/13	4,081,585
	Senior Notes:
5,169,000	9.750% due 9/15/10	5,401,068
3,537,000	10.610% due 6/15/11 (e)	3,823,914
	General Motors Acceptance Corp., Notes:
5,000,000	5.625% due 5/15/09	4,890,785
5,000,000	6.750% due 12/1/14	4,795,105
350,000	John Deere Capital Corp., 3.900% due 1/15/08	347,308
	SLM Corp., Medium-Term Notes:
500,000	4.900% due 1/31/14 (e)	407,540
200,000	Series A, 5.555% due 1/26/09 (e)	196,991

	Total Consumer Finance	24,430,060

Containers & Packaging — 0.2%
2,070,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (f)	2,103,638
2,745,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (f)	2,865,094
1,725,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	1,794,000
335,000	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	343,199

	Total Containers & Packaging	7,105,931

See Notes to Financial Statements.

12         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Consumer Services — 0.0%
	Education Management LLC/Education Management Finance Corp.:
$195,000	Senior Notes, 8.750% due 6/1/14	$200,850
845,000	Senior Subordinated Notes, 10.250% due 6/1/16	893,588
250,000	Service Corp. International, Debentures, 7.875% due 2/1/13	255,922

	Total Diversified Consumer Services	1,350,360

Diversified Financial Services — 0.6%
600,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	543,000
1,360,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	1,326,555
809,167	Air 2 US, 8.027% due 10/1/19 (c)	837,994
575,000	American Express Credit Corp., Notes, 3.000% due 5/16/08	563,591
	Bank of America Corp.:
60,000	5.375% due 8/15/11	59,792
330,000	5.125% due 11/15/14	317,652
400,000	Subordinated Notes, 5.420% due 3/15/17	384,175
3,635,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)(f)	3,498,687
200,000	Capital One Bank, Notes, 5.750% due 9/15/10	201,092
350,000	Citigroup Inc., 3.500% due 2/1/08	346,509
243,086	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.642% due 11/30/07	242,302
915,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (c)	947,025
1,170,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	1,250,449
180,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	176,235
250,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	250,356
50,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12	49,196
200,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (e)(g)	196,849
750,000	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	799,961
340,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (c)	345,490
	Residential Capital LLC, Senior Notes:
240,000	6.125% due 11/21/08	237,887
630,000	6.000% due 2/22/11	610,099
100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (c)(e)(g)	96,701
	TNK-BP Finance SA:
1,430,000	7.500% due 7/18/16 (c)	1,477,905
250,000	6.625% due 3/20/17 (c)	242,825
339,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	356,797
4,585,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (f)	4,562,075

	Total Diversified Financial Services	19,921,199

Diversified Telecommunication Services — 0.4%
185,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	180,838
1,225,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	1,197,021
10,000	Embarq Corp., Notes, 7.995% due 6/1/36	10,177

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         13

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Telecommunication Services — 0.4% (continued)
$455,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(b)(d)	$0
535,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	609,900
3,610,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (f)	4,061,250
470,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	503,388
330,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	351,450
	NTL Cable PLC, Senior Notes:
2,150,000	8.750% due 4/15/14 (f)	2,225,250
910,000	9.125% due 8/15/16	957,775
350,000	PAETEC Holding Corp., Senior Notes, 9.500% due 7/15/15 (c)	354,812
	Telecom Italia Capital S.p.A.:
380,000	Notes, 5.250% due 10/1/15	353,926
301,000	Senior Notes, 4.000% due 11/15/08	294,698
355,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (c)(h)	352,338
1,585,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	1,599,721
800,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	850,000

	Total Diversified Telecommunication Services	13,902,544

Electric Utilities — 0.1%
110,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	110,095
70,000	Exelon Corp., Bonds, 5.625% due 6/15/35	62,745
	FirstEnergy Corp., Notes:
360,000	Series B, 6.450% due 11/15/11	369,497
720,000	Series C, 7.375% due 11/15/31	781,725
210,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	238,350
	Pacific Gas & Electric Co.:
500,000	4.200% due 3/1/11	478,150
50,000	First Mortgage Bonds, 6.050% due 3/1/34	48,592

	Total Electric Utilities	2,089,154

Electronic Equipment & Instruments — 0.1%
	NXP BV/NXP Funding LLC:
4,690,000	Senior Notes, 9.500% due 10/15/15 (f)	4,643,100
85,000	Senior Secured Notes, 7.875% due 10/15/14	84,150

	Total Electronic Equipment & Instruments	4,727,250

Energy Equipment & Services — 0.1%
1,755,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (c)	1,781,325
20,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,300
145,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	165,176

	Total Energy Equipment & Services	1,966,801

Food & Staples Retailing — 0.1%
265,130	CVS Caremark Corp., Pass-Through Certificates, 5.298% due 1/11/27 (c)	246,039
	CVS Lease Pass-Through Trust:
706,796	5.880% due 1/10/28 (c)	678,390
781,595	6.036% due 12/10/28 (c)	760,815

See Notes to Financial Statements.

14         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Food & Staples Retailing — 0.1% (continued)
$400,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	$413,510
	Safeway Inc., Senior Notes:
525,000	4.800% due 7/16/07	524,718
325,000	6.500% due 11/15/08	329,274
475,000	Wal-Mart Stores Inc., 4.550% due 5/1/13	450,544

	Total Food & Staples Retailing	3,403,290

Health Care Providers & Services — 0.4%
70,000	Cardinal Health Inc., 5.850% due 12/15/17	68,108
1,470,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (c)	1,497,562
	HCA Inc.:
2,080,000	Notes, 6.375% due 1/15/15	1,773,200
1,563,000	Senior Notes, 6.500% due 2/15/16	1,330,504
	Senior Secured Notes:
1,080,000	9.250% due 11/15/16 (c)	1,152,900
1,015,000	9.625% due 11/15/16 (c)(h)	1,093,662
3,075,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (f)	3,090,375
	Tenet Healthcare Corp., Senior Notes:
2,300,000	7.375% due 2/1/13 (f)	2,090,125
5,000	9.875% due 7/1/14	4,975
3,325,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13 (f)	3,503,549
250,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	246,820

	Total Health Care Providers & Services	15,851,780

Hotels, Restaurants & Leisure — 0.4%
660,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	635,250
1,490,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,562,637
450,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	477,000
225,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	228,375
660,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	627,825
	Mandalay Resort Group:
140,000	Senior Subordinated Debentures, 7.625% due 7/15/13	136,500
390,000	Senior Subordinated Notes, Series B, 10.250% due 8/1/07	391,463
	MGM MIRAGE Inc.:
1,680,000	Senior Notes, 7.625% due 1/15/17	1,606,500
1,670,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,715,925
300,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	293,250
3,905,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (f)	4,041,675
	Station Casinos Inc.:
	Senior Notes:
300,000	6.000% due 4/1/12	283,500
205,000	7.750% due 8/15/16	203,975
570,000	Senior Subordinated Notes, 6.875% due 3/1/16	505,875
250,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	255,625

	Total Hotels, Restaurants & Leisure	12,965,375

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         15

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Household Durables — 0.2%
$200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(b)(d)	$0
1,660,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	1,601,900
1,495,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,551,062
3,000,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.471% due 9/1/12 (f)	2,760,000

	Total Household Durables	5,912,962

Household Products — 0.0%
	Nutro Products Inc.:
25,000	Senior Notes, 9.370% due 10/15/13 (c)(e)	26,515
1,260,000	Senior Subordinated Notes, 10.750% due 4/15/14 (c)	1,470,473

	Total Household Products	1,496,988

Independent Power Producers & Energy Traders — 0.3%
2,144,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10 (f)	2,144,184
	AES Corp., Senior Notes:
530,000	8.750% due 6/15/08	542,587
717,000	8.875% due 2/15/11	759,124
	NRG Energy Inc., Senior Notes:
1,300,000	7.250% due 2/1/14	1,306,500
4,525,000	7.375% due 2/1/16 (f)	4,547,625
10,000	7.375% due 1/15/17	10,063
1,325,000	TXU Corp., Senior Notes, Series P, 5.550% due 11/15/14	1,131,453

	Total Independent Power Producers & Energy Traders	10,441,536

Industrial Conglomerates — 0.1%
450,000	General Electric Co., Notes, 5.000% due 2/1/13	436,814
699,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	749,677
	Tyco International Group SA:
	Notes:
100,000	6.125% due 11/1/08	100,925
40,000	6.125% due 1/15/09	40,523
1,170,000	6.000% due 11/15/13	1,202,976
1,780,000	6.875% due 1/15/29 (f)	2,060,580
300,000	Senior Notes 6.375% due 10/15/11	309,336

	Total Industrial Conglomerates	4,900,831

Insurance — 0.0%
70,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	65,049
30,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (e)	28,880

	Total Insurance	93,929

IT Services — 0.1%
90,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	92,671
475,000	First Data Corp., 3.375% due 8/1/08	469,355
1,445,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	1,535,313

	Total IT Services	2,097,339

See Notes to Financial Statements.

16         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Leisure Equipment & Products — 0.0%
$105,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	$98,175

Media — 0.8%
	Affinion Group Inc.:
1,260,000	Senior Notes, 10.125% due 10/15/13	1,351,350
70,000	Senior Subordinated Notes, 11.500% due 10/15/15	75,950
1,960,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (f)	2,175,600
1,920,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,896,000
3,014,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)	3,160,933
	CCH II LLC/CCH II Capital Corp., Senior Notes:
2,410,000	10.250% due 9/15/10 (f)	2,530,500
1,559,000	10.250% due 10/1/13	1,675,925
490,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	502,250
125,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (c)	127,813
70,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	67,418
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	251,457
	Comcast Corp., Notes:
730,000	6.500% due 1/15/15	749,611
1,870,000	6.500% due 1/15/17 (f)	1,912,561
2,210,000	Dex Media Inc., Discount Notes, step bond to yield 8.765% due 11/15/13 (f)	2,091,213
1,760,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,786,400
290,000	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (c)(e)	300,875
	R.H. Donnelley Corp.:
	Senior Discount Notes:
570,000	Series A-1, 6.875% due 1/15/13	542,925
870,000	Series A-2, 6.875% due 1/15/13	828,675
2,175,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (f)	2,272,875
310,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	360,806
	Time Warner Inc.:
190,000	Senior Debentures, 7.700% due 5/1/32	206,048
2,790,000	Senior Notes, 6.875% due 5/1/12	2,913,697
660,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	656,014

	Total Media	28,436,896

Metals & Mining — 0.2%
2,010,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (f)	2,150,700
905,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	990,975
385,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (c)(e)(h)	377,300
255,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	262,969
610,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (c)	628,300
	Vale Overseas Ltd., Notes:
50,000	8.250% due 1/17/34	58,735
2,000,000	6.875% due 11/21/36 (f)	2,015,372

	Total Metals & Mining	6,484,351

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         17

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Multi-Utilities — 0.0%
$600,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	$601,145

Multiline Retail — 0.1%
620,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (c)	601,400
2,285,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (f)	2,524,925

	Total Multiline Retail	3,126,325

Oil, Gas & Consumable Fuels — 1.2%
500,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	538,764
740,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	723,813
1,325,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,364,750
2,125,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15 (f)	2,037,344
60,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	59,798
525,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	527,625
1,130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	1,236,826
	El Paso Corp.:
	Medium-Term Notes:
400,000	7.375% due 12/15/12	413,521
1,175,000	7.800% due 8/1/31	1,195,747
2,780,000	7.750% due 1/15/32	2,814,222
1,620,000	Senior Subordinated Notes, 7.000% due 6/15/17	1,610,351
90,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	96,206
1,095,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,095,000
	Gazprom, Loan Participation Notes:
2,420,000	6.212% due 11/22/16 (c)(f)	2,363,130
100,000	Senior Notes, 6.510% due 3/7/22 (c)	98,950
80,000	Hess Corp., Notes, 7.300% due 8/15/31	86,045
1,045,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,085,494
	Kerr-McGee Corp.:
1,730,000	6.950% due 7/1/24	1,799,378
	Notes:
2,600,000	6.875% due 9/15/11 (f)	2,704,900
145,000	7.875% due 9/15/31	168,045
	Kinder Morgan Energy Partners LP:
60,000	6.750% due 3/15/11	62,143
	Senior Notes:
10,000	6.300% due 2/1/09	10,111
160,000	7.125% due 3/15/12	168,484
50,000	5.000% due 12/15/13	47,376
85,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	83,725
150,000	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09	150,092
1,630,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (c)	1,662,600
77,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	78,251
60,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	59,100
1,400,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	1,396,500

See Notes to Financial Statements.

18         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oil, Gas & Consumable Fuels — 1.2% (continued)
$1,900,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	$1,843,000
1,385,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)	1,398,850
10,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	9,775
	Stone Energy Corp., Senior Subordinated Notes:
250,000	8.250% due 12/15/11	251,250
3,030,000	6.750% due 12/15/14 (f)	2,802,750
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,049,000	7.250% due 5/1/12	1,001,795
1,415,000	7.000% due 2/1/14	1,337,175
	Williams Cos. Inc.:
98,000	Debentures, Series A, 7.500% due 1/15/31	101,920
1,770,000	Notes, 8.750% due 3/15/32 (f)	2,057,625
	Senior Notes:
2,500,000	7.625% due 7/15/19 (f)	2,650,000
780,000	7.750% due 6/15/31	829,725
1,820,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (f)	1,958,649

	Total Oil, Gas & Consumable Fuels	41,980,805

Paper & Forest Products — 0.2%
865,000	Abitibi-Consolidated Co. of Canada, Senior Notes, 8.375% due 4/1/15	761,200
2,845,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14 (f)	3,001,475
	NewPage Corp.:
2,105,000	Senior Secured Notes, 11.606% due 5/1/12 (e)(f)	2,304,975
1,030,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,130,425
940,000	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (c)	975,250
600,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	621,414

	Total Paper & Forest Products	8,794,739

Pharmaceuticals — 0.1%
500,000	Abbott Laboratories, 3.750% due 3/15/11	471,523
2,243,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (f)	2,130,850
305,000	Wyeth, Notes, 4.375% due 3/1/08	302,635

	Total Pharmaceuticals	2,905,008

Real Estate Management & Development — 0.1%
1,205,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,120,650
1,125,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (c)	1,029,375

	Total Real Estate Management & Development	2,150,025

Road & Rail — 0.2%
2,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12 (f)	2,246,750
3,445,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (f)	3,823,950
906,000	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	962,625

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         19

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Road & Rail — 0.2% (continued)
$30,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (c)	$30,000
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	99,750
363,093	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	353,230

	Total Road & Rail	7,516,305

Semiconductors & Semiconductor Equipment — 0.0%
1,630,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (c)	1,564,800

Software — 0.0%
110,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	108,625

Specialty Retail — 0.0%
1,245,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,157,850
25,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	27,687

	Total Specialty Retail	1,185,537

Textiles, Apparel & Luxury Goods — 0.1%
1,565,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,682,375
2,244,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	1,896,180

	Total Textiles, Apparel & Luxury Goods	3,578,555

Thrifts & Mortgage Finance — 0.0%
	Countrywide Financial Corp., Medium-Term Notes:
20,000	5.490% due 1/5/09 (e)	19,951
30,000	Series B, 5.470% due 6/18/08 (e)	30,007
1,250,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,306,250

	Total Thrifts & Mortgage Finance	1,356,208

Tobacco — 0.0%
150,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	165,375
830,000	Altria Group Inc., Notes, 7.000% due 11/4/13	881,464

	Total Tobacco	1,046,839

Trading Companies & Distributors — 0.1%
1,730,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	1,820,825
805,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	849,275
1,750,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)(f)	1,898,750

	Total Trading Companies & Distributors	4,568,850

Transportation Infrastructure — 0.0%
920,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (c)	874,000

Wireless Telecommunication Services — 0.4%
	MetroPCS Wireless Inc., Senior Notes:
85,000	9.250% due 11/1/14 (c)	88,187
80,000	9.250% due 11/1/14 (c)	83,000
4,400,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12 (f)	4,842,851
60,000	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	59,607

See Notes to Financial Statements.

20         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Wireless Telecommunication Services — 0.4% (continued)
	Sprint Capital Corp.:
$40,000	Notes, 8.750% due 3/15/32	$45,047
	Senior Notes:
3,385,000	8.375% due 3/15/12 (f)	3,691,187
1,000,000	6.875% due 11/15/28	954,452
10,000	Sprint Nextel Corp., 6.000% due 12/1/16	9,503
3,060,000	True Move Co., Ltd., 10.750% due 12/16/13 (c)(f)	3,258,900

	Total Wireless Telecommunication Services	13,032,734

	TOTAL CORPORATE BONDS & NOTES (Cost — $310,347,983)	314,688,472

MORTGAGE-BACKED SECURITIES — 6.1%
FHLMC — 1.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
43,693	8.000% due 7/1/20	45,477
12,356,986	5.120% due 6/1/35 (e)(f)	12,260,019
	Gold:
1,258,646	4.000% due 12/1/07	1,247,949
1,324,367	7.000% due 6/1/17	1,365,295
31,817,791	6.000% due 7/1/21-2/1/36 (f)	31,890,029
153,410	8.500% due 9/1/25	164,472
1,336,109	6.500% due 3/1/26-8/1/29	1,364,915
1,793,538	6.000% due 9/1/32	1,788,409

	Total FHLMC	50,126,565

FNMA — 3.8%
	Federal National Mortgage Association (FNMA):
834,526	6.500% due 10/1/10-5/1/29	851,802
980,671	8.000% due 12/1/12-2/1/31	1,003,173
2,130,302	5.500% due 1/1/14-4/1/35	2,077,964
1,968,721	5.000% due 7/1/18-1/1/36	1,893,169
964,411	7.000% due 3/15/15-4/1/29	994,641
323,391	4.500% due 11/1/23	301,497
65,641	9.000% due 1/1/24	70,482
903,948	7.500% due 11/1/26-7/1/32	943,000
56,899	8.500% due 10/1/30	61,144
2,034,490	7.000% due 6/1/32 (f)	2,128,053
6,182,113	4.854% due 4/1/35 (e)(f)	6,298,366
2,192,673	5.500% due 4/1/35 (f)	2,120,508
168,993	5.143% due 9/1/35 (e)	169,441
10,978,608	5.630% due 4/1/36 (e)(f)	11,043,794
19,077,840	5.607% due 5/1/36 (e)(f)	19,185,153
5,188,582	6.000% due 10/1/36 (f)	5,136,769
1,135,722	6.000% due 10/1/36	1,124,380
44,900,000	5.000% due 7/12/37-8/14/37 (i)	42,036,134
37,100,000	6.000% due 7/12/37-8/14/37 (i)	36,687,992

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         21

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

FNMA — 3.8% (continued)
$2,700,000	5.500% due 8/14/37 (i)	$2,598,750

	Total FNMA	136,726,212

GNMA — 0.9%
	Government National Mortgage Association (GNMA):
29,256,052	5.500% due 8/15/21 (f)	28,873,869
1,581,051	7.000% due 2/15/24-12/15/31	1,648,313

	Total GNMA	30,522,182

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $218,660,796)	217,374,959

SOVEREIGN BONDS — 0.1%
Brazil — 0.0%
85,000	Federative Republic of Brazil, 11.000% due 8/17/40	111,562

Canada — 0.0%
300,000	Province of Ontario, 3.282% due 3/28/08	295,594

Mexico — 0.0%
	United Mexican States, Medium-Term Notes:
486,000	5.625% due 1/15/17	476,037
190,000	Series A, 6.750% due 9/27/34	203,062

	Total Mexico	679,099

Russia — 0.1%
1,972,090	Russian Federation, 7.500% due 3/31/30 (c)	2,170,532

Supranational — 0.0%
1,200,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	1,257,982

	TOTAL SOVEREIGN BONDS (Cost — $4,391,316)	4,514,769

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.6%
U.S. Government Agencies — 0.4%
475,000	Federal Farm Credit Bank (FFCB), 3.750% due 4/9/10	457,714
	Federal Home Loan Bank (FHLB):
40,000	Bonds, Series VB15, 5.000% due 12/21/15	38,833
	Global Bonds:
625,000	4.625% due 7/18/07	624,772
300,000	5.500% due 7/15/36	295,905
	Federal Home Loan Mortgage Corp. (FHLMC):
430,000	5.250% due 2/24/11	428,173
1,000,000	6.000% due 6/15/11	1,027,462
500,000	4.625% due 5/28/13	479,096
500,000	4.875% due 11/15/13	487,686
490,000	Medium-Term Notes, 5.450% due 11/21/13	485,514
	Federal National Mortgage Association (FNMA):
470,000	5.200% due 11/8/10	468,741
2,100,000	5.750% due 2/15/08 (f)	2,104,866

See Notes to Financial Statements.

22         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 0.4% (continued)
$2,190,000	6.625% due 9/15/09 (f)	$2,255,615
350,000	6.250% due 2/1/11	362,026
1,850,000	6.000% due 5/15/11 (f)	1,900,311
350,000	5.000% due 8/24/11	344,673
160,000	5.550% due 2/16/17	157,691
	Notes:
650,000	5.000% due 4/15/15	635,257
790,000	Series 1, 5.625% due 5/19/11	793,083
190,000	Tennessee Valley Authority, 5.980% due 4/1/36	200,575

	Total U.S. Government Agencies	13,547,993

U.S. Government Obligation — 0.2%
	U.S. Treasury Bonds:
240,000	7.125% due 2/15/23	288,188
1,080,000	6.000% due 2/15/26	1,179,226
455,000	4.500% due 2/15/36	412,131
	U.S. Treasury Notes:
100,000	4.375% due 11/15/08	99,211
900,000	3.625% due 7/15/09	878,204
3,250,000	4.625% due 11/15/09 (f)	3,231,212
986,000	4.000% due 4/15/10	963,584
170,000	4.500% due 9/30/11	167,264
1,070,000	4.500% due 4/30/12	1,050,439
40,000	4.250% due 8/15/14	38,275
21,000	5.125% due 5/15/16	21,125
	U.S. Treasury Strip Principal (STRIPS):
525,000	Zero coupon bond to yield 4.350% due 5/15/13	394,470
500,000	Zero coupon bond to yield 4.829% due 2/15/16	324,475

	Total U.S. Government Obligations	9,047,804

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $22,780,179)	22,595,797

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.8%
	U.S. Treasury Bonds, Inflation Indexed:
739,202	2.000% due 1/15/26	669,787
7,459,670	2.375% due 1/15/27 (f)	7,165,953
351,957	3.875% due 4/15/29	425,044
	U.S. Treasury Notes, Inflation Indexed:
176,401	3.875% due 1/15/09	179,268
2,170,632	0.875% due 4/15/10 (f)	2,062,103
5,163,806	2.375% due 4/15/11 (f)	5,108,946
503,258	2.000% due 1/15/14	483,796
148,732	1.875% due 7/15/15	140,598
2,175,962	2.000% due 1/15/16 (f)	2,066,654
1,657,616	2.500% due 7/15/16	1,639,616
9,734,460	2.375% due 1/15/17 (f)	9,507,073

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $29,550,298)	29,448,838

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         23

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Warrants	Security	Value
WARRANTS — 0.0%
$234,035	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (a)(b)*	$0
505	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(b)*	0
455	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(b)(c)*	0
485	IWO Holdings Inc., Expires 1/15/11 (a)(b)(c)*	0
2,373	Lucent Technologies Inc., Expires 12/10/07*	404
505	Merrill Corp., Class B Shares, Expires 5/1/09 (a)(b)*	0

	TOTAL WARRANTS (Cost — $194,408)	404

Contracts
PURCHASED OPTIONS — 1.0%
	Eurodollar Futures:
2,960,000	Call @ $94.00, expires 3/17/08	2,338,400
670,000	Put @ $94.00, expires 6/16/08	15,075
112,600	F5 Networks Inc., Put @ $80.00, expires 1/19/08	917,690
341,300	Intersil Corp., Put @ $30.00, expires 1/19/08	793,523
	Johnson & Johnson:
801,500	Call @ $60.00, expires 1/17/09	5,690,650
403,000	Call @ $65.00, expires 1/17/09	1,813,500
140,800	KLA-Tencor Corp., Put @ $60.00, expires 1/19/08	971,520
278,900	Marsh & McLennan Cos. Inc., Call @ $25.00, expires 1/19/08	1,812,850
525,300	National Semiconductor Corp., Put @ $25.00, expires 1/19/08	604,095
971,200	Oracle Corp., Call @ $15.00, expires 1/19/08	5,147,360
631,300	S&P 500 Index, Put @ $1,450.00, expires 8/18/07	9,406,370
1,165,000	U.S. Treasury Notes 10 Year Futures, Call @ $103.00, expires 8/24/07	3,258,359
535,000	U.S. Treasury Notes 5 Year Futures, Call @ $102.00, expires 8/24/07	1,136,875

	TOTAL PURCHASED OPTIONS (Cost — $32,349,624)	33,906,267

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $3,260,054,384)	3,508,062,011

Face Amount
SHORT-TERM INVESTMENTS — 5.6%
U.S. Government Agency — 0.1%
$2,680,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (j)(k) (Cost — $2,583,029)	2,583,692

Repurchase Agreements — 5.5%
24,179,000	Interest in $500,144,000 joint tri-party repurchase agreement dated 6/29/07 with Greenwich Capital Markets Inc., 5.340% due 7/2/07; Proceeds at maturity — $24,189,760; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.500% due 3/1/17 to 7/1/47; Market value — $24,662,700)	24,179,000

See Notes to Financial Statements.

24         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Repurchase Agreements — 5.5% (continued)
$174,571,000	Nomura Securities International Inc. repurchase agreement dated 6/29/07, 5.260% due 7/2/07; Proceeds at maturity — $174,647,520; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.250% due 7/2/07 to 5/15/30; Market value — $178,062,874) (f)	$174,571,000

	Total Repurchase Agreements (Cost — $198,750,000)	198,750,000

	TOTAL SHORT-TERM INVESTMENTS	201,333,692

	TOTAL INVESTMENTS — 103.8% (Cost — $3,461,387,413#)	3,709,395,703
	Liabilities in Excess of Other Assets — (3.8)%	(136,257,724)

	TOTAL NET ASSETS — 100.0%	$3,573,137,979

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is currently in default.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(f)	All or a portion of this security is segregated for open futures contracts, extended settlements, foreign currency contracts and to-be-announced (“TBA”) securities.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	This security is traded on a TBA basis (See Note 1).

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         25

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $3,461,387,413)	$3,709,395,703
Foreign currency, at value (Cost — $5,593)	5,697
Cash	1,375
Receivable for securities sold	195,856,561
Dividends and interest receivable	10,871,732
Receivable for Fund shares sold	1,162,189
Principal paydown receivable	183,098
Prepaid expenses	177,984

Total Assets	3,917,654,339

LIABILITIES:
Payable for securities purchased	336,315,899
Payable for Fund shares repurchased	2,471,561
Investment management fee payable	2,114,615
Distribution fees payable	1,316,660
Distributions payable	987,075
Payable for open forward currency contracts	267,247
Deferred compensation payable	53,233
Trustees’ fees payable	23,595
Payable to broker — variation margin on open futures contracts	26,018
Accrued expenses	940,457

Total Liabilities	344,516,360

Total Net Assets	$3,573,137,979

NET ASSETS:
Par value (Note 6)	$2,002
Paid-in capital in excess of par value	3,093,693,302
Undistributed net investment income	18,254,045
Accumulated net realized gain on investments, futures contracts, options written and foreign currency transactions	215,723,011
Net unrealized appreciation on investments, futures contracts, options written and foreign currencies	245,465,619

Total Net Assets	$3,573,137,979

Shares Outstanding:
Class A	136,229,751

Class B	32,402,150

Class C	31,123,510

Class I	461,653

Net Asset Value:
Class A (and redemption price)	$17.90

Class B *	$17.71

Class C *	$17.74

Class I (and redemption price)	$18.20

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$18.99

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

26         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$27,067,460
Dividends	21,091,207
Less: Foreign taxes withheld	(1,287,975)

Total Investment Income	46,870,692

EXPENSES:
Investment management fee (Note 2)	12,514,777
Distribution fees (Notes 2 and 4)	7,764,468
Transfer agent fees (Note 4)	1,471,322
Registration fees	111,134
Shareholder reports (Note 4)	90,509
Legal fees	82,785
Trustees’ fees	52,661
Insurance	40,311
Custody fees	35,165
Audit and tax	22,648
Miscellaneous expenses	11,063

Total Expenses	22,196,843
Less: Fee waivers and/or expense reimbursements (Note 2)	(50,623)

Net Expenses	22,146,220

Net Investment Income	24,724,472

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	267,681,065
Futures contracts	(3,273,247)
Options written	1,101,889
Foreign currency transactions	(331,911)

Net Realized Gain	265,177,796

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(46,509,471)
Futures contracts	(2,376,312)
Options written	(155,238)
Foreign currencies	(127,384)

Change in Net Unrealized Appreciation/Depreciation	(49,168,405)

Net Gain on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	216,009,391

Increase in Net Assets From Operations	$240,733,863

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         27

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$24,724,472	$71,440,140
Net realized gain	265,177,796	378,168,869
Change in net unrealized appreciation/depreciation	(49,168,405)	(136,939,469)
Increase from payment by affiliate	—	15,000

Increase in Net Assets From Operations	240,733,863	312,684,540

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(9,396,627)	(71,415,837)
Net realized gains	(61,465,282)	(234,758,346)

Decrease in Net Assets From Distributions to Shareholders	(70,861,909)	(306,174,183)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	207,390,022	528,015,372
Reinvestment of distributions	61,656,325	260,619,829
Cost of shares repurchased	(415,561,750)	(635,122,421)
Net assets of shares issued in connection with merger (Note 7)	138,433,104	577,254,408

Increase (Decrease) in Net Assets From Fund Share Transactions	(8,082,299)	730,767,188

Increase in Net Assets	161,789,655	737,277,545
NET ASSETS:
Beginning of period	3,411,348,324	2,674,070,779

End of period*	$3,573,137,979	$3,411,348,324

* Includes undistributed net investment income of:	$18,254,045	$2,946,956

See Notes to Financial Statements.

28         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.06		$17.12		$16.50	$15.55	$11.99	$14.56

Income (Loss) From Operations:
Net investment income	0.14		0.48		0.53	0.54	0.62	0.64
Net realized and unrealized gain (loss)	1.06		1.45		0.62	0.94	3.60	(2.55)

Total Income (Loss) From Operations	1.20		1.93		1.15	1.48	4.22	(1.91)

Less Distributions From:
Net investment income	(0.05)		(0.48)		(0.53)	(0.53)	(0.63)	(0.66)
Net realized gains	(0.31)		(1.51)		—	—	—	—
Return of capital	—		—		—	—	(0.03)	—

Total Distributions	(0.36)		(1.99)		(0.53)	(0.53)	(0.66)	(0.66)

Net Asset Value, End of Period	$17.90		$17.06		$17.12	$16.50	$15.55	$11.99

Total Return(3)	7.08%		11.69	%(4)	7.11%	9.75%	36.17%	(13.25)%

Net Assets, End of Period (millions)	$2,439		$2,295		$1,602	$1,356	$1,086	$716

Ratios to Average Net Assets:
Gross expenses	1.07	%(5)	1.09	%(6)	1.13%	1.12%	1.12%	1.15%
Net expenses	1.07	(5)	1.08	(6)(7)	1.13	1.09 (7)	1.12	1.15
Net investment income	1.63	(5)	2.77		3.17	3.41	4.60	4.95

Portfolio Turnover Rate	79	%(8)	175	%(8)	49%	66%	77%	77%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.08% and 1.07%, respectively (Note 12).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% for the six months ended June 30, 2007 and 185% for the year ended December 31, 2006.

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         29

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.91		$16.99		$16.38	$15.45	$11.90	$14.44

Income (Loss) From Operations:
Net investment income	0.09		0.39		0.43	0.45	0.55	0.56
Net realized and unrealized gain (loss)	1.06		1.43		0.63	0.93	3.58	(2.52)

Total Income (Loss) From Operations	1.15		1.82		1.06	1.38	4.13	(1.96)

Less Distributions From:
Net investment income	(0.04)		(0.39)		(0.45)	(0.45)	(0.55)	(0.58)
Net realized gains	(0.31)		(1.51)		—	—	—	—
Return of capital	—		—		—	—	(0.03)	—

Total Distributions	(0.35)		(1.90)		(0.45)	(0.45)	(0.58)	(0.58)

Net Asset Value, End of Period	$17.71		$16.91		$16.99	$16.38	$15.45	$11.90

Total Return(3)	6.80%		11.03	%(4)	6.60%	9.16%	35.56%	(13.69)%

Net Assets, End of Period (millions)	$574		$601		$599	$620	$612	$474

Ratios to Average Net Assets:
Gross expenses	1.64	%(5)	1.65	%(6)	1.66%	1.63%	1.63%	1.63%
Net expenses	1.64	(5)	1.64	(6)(7)	1.66	1.61 (7)	1.63	1.63
Net investment income	1.06	(5)	2.23		2.63	2.88	4.11	4.40

Portfolio Turnover Rate	79	%(8)	175	%(8)	49%	66%	77%	77%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.64% and 1.63%, respectively (Note 12).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% for the six months ended June 30, 2007 and 185% for the year ended December 31, 2006.

See Notes to Financial Statements.

30         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.96		$17.02		$16.42	$15.50	$11.94	$14.48

Income (Loss) From Operations:
Net investment income	0.08		0.35		0.39	0.41	0.50	0.54
Net realized and unrealized gain (loss)	1.04		1.45		0.62	0.93	3.60	(2.54)

Total Income (Loss) From Operations	1.12		1.80		1.01	1.34	4.10	(2.00)

Less Distributions From:
Net investment income	(0.03)		(0.35)		(0.41)	(0.42)	(0.51)	(0.54)
Net realized gains	(0.31)		(1.51)		—	—	—	—
Return of capital	—		—		—	—	(0.03)	—

Total Distributions	(0.34)		(1.86)		(0.41)	(0.42)	(0.54)	(0.54)

Net Asset Value, End of Period	$17.74		$16.96		$17.02	$16.42	$15.50	$11.94

Total Return(3)	6.65%		10.91	%(4)	6.29%	8.83%	35.17%	(13.90)%

Net Assets, End of Period (millions)	$552		$513		$445	$392	$289	$100

Ratios to Average Net Assets:
Gross expenses	1.83	%(5)	1.86	%(6)	1.93%	1.90%	1.89%	1.91%
Net expenses	1.81	(5)(7)(8)	1.83	(6)(7)	1.93	1.88 (7)	1.89	1.91
Net investment income	0.89	(5)	2.02		2.37	2.63	3.69	4.24

Portfolio Turnover Rate	79	%(9)	175	%(9)	49%	66%	77%	77%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.84% and 1.82%, respectively (Note 12).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Effective March 16, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.79% for Class C shares until May 1, 2008.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% for the six months ended June 30, 2007 and 185% for the year ended December 31, 2006.

See Notes to Financial Statements.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         31

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares(1)	2007(2)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.33		$17.37		$16.72	$15.72	$12.12	$14.71

Income (Loss) From Operations:
Net investment income	0.18		0.56		0.59	0.60	0.68	0.70
Net realized and unrealized gain (loss)	1.08		1.45		0.64	0.98	3.63	(2.58)

Total Income (Loss) From Operations	1.26		2.01		1.23	1.58	4.31	(1.88)

Less Distributions From:
Net investment income	(0.08)		(0.54)		(0.58)	(0.58)	(0.68)	(0.71)
Net realized gains	(0.31)		(1.51)		—	—	—	—
Return of capital	—		—		—	—	(0.03)	—

Total Distributions	(0.39)		(2.05)		(0.58)	(0.58)	(0.71)	(0.71)

Net Asset Value, End of Period	$18.20		$17.33		$17.37	$16.72	$15.72	$12.12

Total Return(3)	7.30%		12.01	%(4)	7.53%	10.32%	36.62%	(12.90)%

Net Assets, End of Period (millions)	$8		$2		$3	$3	$81	$67
Ratios to Average Net Assets:
Gross expenses	0.75	%(5)	0.78	%(6)	0.79%	0.77%	0.77%	0.77%
Net expenses	0.74	(5)(7)(8)	0.77	(6)(7)	0.79	0.76 (7)	0.77	0.77
Net investment income	2.01	(5)	3.12		3.50	3.58	4.99	5.33

Portfolio Turnover Rate	79	%(9)	175	%(9)	49%	66%	77%	77%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.76%, respectively. (Note 12).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Effective March 16, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual expenses to 0.74% for Class I shares until May 1, 2008.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% for the six months ended June 30, 2007 and 185% for the year ended December 31, 2006.

See Notes to Financial Statements.

32         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Capital and Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the” 1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Income Funds, a Massachusetts business trust registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of the portfolio securities because of the changes in stock market prices or interest rates, as a substitute for buying or selling securities, as a cash management technique, and to increase the Fund’s total return. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying

34         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         35

Notes to Financial Statements (unaudited) (continued)

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute monthly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are no subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

36         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets:	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Western Asset and ClearBridge 70% of the net management fee it receives from the Fund. This fee is divided between the subadvisers, on a pro-rata basis, based on the assets allocated to each subadviser, from time to time. Western Asset Limited does not receive any compensation from the Fund and is compensated by Western Asset for its services to the Fund.

During the six months ended June 30, 2007, the Fund was reimbursed for expenses amounting to $50,623.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 5.75% on Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2007, LMIS and its affiliates received sales charges of approximately $52,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$4,000	$325,000	$12,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated, effective January 1, 2006. This change will have no effect on fees previously deferred. As of June 30, 2007, the Fund had accrued $53,233 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,611,090,684	$53,202,655

Sales	2,911,172,935	19,875,586

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$301,691,582
Gross unrealized depreciation	(53,683,292)

Net unrealized appreciation	$248,008,290

38         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At June 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
Euribor	10	9/07	$3,785	$84	$(3,701)
Eurodollar	82	3/08	19,480,260	19,431,950	(48,310)
Eurodollar	35	6/08	8,320,438	8,297,188	(23,250)
Federal Republic of Germany, 10 Year Bonds	174	9/07	26,247,053	26,052,764	(194,289)
Federal Republic of Germany, 10 Year Bonds	45	9/07	34,914	7,909	(27,005)
Fin Euro	36	9/08	8,539,830	8,533,350	(6,480)
Libor	928	9/07	219,746,727	218,367,396	(1,379,331)
U.S. Treasury 2-Year Notes	264	9/07	53,932,445	53,798,250	(134,195)
U.S. Treasury 5-Year Notes	95	9/07	9,973,249	9,887,422	(85,827)
U.S. Treasury Bonds	128	9/07	13,977,726	13,792,000	(185,726)

					$(2,088,114)

Contracts to Sell:
U.S. Treasury 10-Year Notes	314	9/07	$32,999,696	$33,190,781	$(191,085)

Net Unrealized Loss on Open Futures Contracts					$(2,279,199)

At June 30, 2007, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Japanese Yen	$835,590,000	$6,807,378	8/8/07	$(214,387)

Contracts to Sell:
Pound Sterling	2,784,000	5,581,800	8/8/07	(52,860)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(267,247)

During the six months ended June 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2006	503	$233,426
Options written	2,588	4,122,124
Options closed	(2,436)	(4,059,103)
Options exercised	(23)	(36,685)
Options expired	(632)	(259,762)

Options written, outstanding June 30, 2007	—	—

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         39

Notes to Financial Statements (unaudited) (continued)

At June 30, 2007, the Fund did not have any outstanding mortgage dollar rolls. During the six months ended June 30, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $286,796,133. For the six months ended June 30, 2007, the Fund recorded interest income of $9,029 related to such mortgage dollar rolls.

At June 30, 2007, the Fund held TBA securities with a total cost of 81,430,856.

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B and Class C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund also pays a distribution fee with respect to its Class B and Class C shares calculated at an annual rate of 0.50% and 0.75% of the average daily net assets for each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$2,942,631	$864,617	$54,070
Class B	2,158,933	389,985	24,657
Class C	2,662,904	216,151	11,779
Class I	—	569	3

Total	$7,764,468	$1,471,322	$90,509

5.	Distributions to Shareholders by Class

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income:
Class A	$7,137,918	$49,102,110
Class B	1,239,374	12,813,559
Class C	998,701	9,254,830
Class I	20,634	83,186
Smith Barney Class O†	—	155,704
Salomon Brothers Class A†	—	3,182
Salomon Brothers Class B†	—	1,373
Salomon Brothers Class C†	—	1,893

Total	$9,396,627	$71,415,837

Net Realized Gains:
Class A	$41,638,959	$149,755,011
Class B	10,114,339	46,318,097
Class C	9,572,065	38,488,734
Class I	139,919	196,504

Total	$61,465,282	$234,758,346

†	Shares of Smith Barney Class O, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C were converted to Class A shares on April 21, 2006.

40         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,625,307	$149,889,916	20,713,366	$363,360,079
Shares issued on reinvestment	2,445,246	43,008,735	10,220,320	172,981,811
Shares repurchased	(12,905,793)	(225,147,901)	(18,389,365)	(321,947,334)
Shares issued with merger	3,574,604	60,381,532	28,370,660	474,473,748

Net Increase	1,739,364	$28,132,282	40,914,981	$688,868,304

Class B
Shares sold	1,717,857	$29,677,311	5,211,501	$90,619,795
Shares issued on reinvestment	564,806	9,833,077	3,000,002	50,250,601
Shares repurchased	(6,189,513)	(106,734,158)	(10,923,704)	(189,868,456)
Shares issued with merger	778,390	13,022,411	2,997,123	49,656,335

Net Increase (Decrease)	(3,128,460)	$(54,201,359)	284,922	$658,275

Class C
Shares sold	1,590,908	$27,585,559	4,213,815	$73,417,886
Shares issued on reinvestment	498,116	8,700,872	2,221,796	37,259,516
Shares repurchased	(4,480,659)	(77,756,562)	(5,526,297)	(96,296,910)
Shares issued with merger	3,233,677	54,228,164	3,198,460	53,124,185

Net Increase	842,042	$12,758,033	4,107,774	$67,504,677

Class I
Shares sold	12,998	$237,236	21,815	$383,914
Shares issued on reinvestment	6,307	113,641	—	—
Shares repurchased	(326,515)	(5,923,129)	(43,815)	(769,546)
Shares issued with merger	629,197	10,800,997	—	—

Net Increase (Decrease)	321,987	$5,228,745	(22,000)	$(385,632)

Smith Barney Class O†
Shares sold	—	—	811	$8,554
Shares issued on reinvestment	—	—	7,108	124,453
Shares repurchased	—	—	(1,411,387)	(24,938,395)

Net Decrease	—	—	(1,403,468)	$(24,805,388)

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Salomon Brothers Class A†
Shares sold	—	—	3,549	$62,224
Shares issued on reinvestment	—	—	133	2,347
Shares repurchased	—	—	(33,170)	(588,529)

Net Decrease	—	—	(29,488)	$(523,958)

Salomon Brothers Class B†
Shares sold	—	—	1,323	$22,745
Shares issued on reinvestment	—	—	45	794
Shares repurchased	—	—	(16,979)	(298,923)

Net Decrease	—	—	(15,611)	$(275,384)

Salomon Brothers Class C†
Shares sold	—	—	8,092	$140,315
Shares issued on reinvestment	—	—	18	307
Shares repurchased	—	—	(23,496)	(414,328)

Net Decrease	—	—	(15,386)	$(273,706)

†	Shares of Smith Barney Class O, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C were converted to Class A shares on April 21, 2006.

7.	Transfer of Net Assets

On March 16, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Balanced Fund and the Legg Mason Balanced Trust (the “Acquired Funds”), pursuant to a plan of reorganization approved by the Acquired Funds shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Balanced Fund and the Legg Mason Balanced Trust on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Funds
Legg Mason Partners Balanced Fund	5,245,584	$88,380,952
Legg Mason Balanced Trust	2,970,284	$50,052,152

The total net assets of the Fund on the date of the transfer were $3,317,813,311.

The total net assets of the Legg Mason Partners Balanced Fund and the Legg Mason Balanced Trust before acquisition included unrealized appreciation of $11,812,566 and $7,297,173, respectively, accumulated net realized gain/(loss) of $12,886 and $(411), respectively and accumulated net investment loss of $20,756 and $0, respectively. Total net assets of the Fund immediately after the transfer were $3,456,246,415. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

42         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Capital Loss Carryforward

As of December 31, 2006, the Fund had a net capital loss carryforward of approximately $38,876,913 all of which expires on December 31, 2009. This amount will be available to offset any future taxable capital gains subject to certain annual limitations as a result of the transfer of Net Assets (Note 7).

9.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated,

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorney’s fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith

44         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Legg Mason Partners Capital and Income Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the second amended complaint. It is uncertain when the court will decide the motion. No assurance can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         45

Notes to Financial Statements (unaudited) (continued)

require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

12.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

13.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

46         Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

14.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

Legg Mason Partners Capital and Income Fund 2007 Semi-Annual Report         47

Legg Mason Partners Capital and Income Fund

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA

Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

ClearBridge Advisors, LLC

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Capital and Income Fund. It is not for distribution to prospective investors unless accompanied by a current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

@2007 Legg Mason Investor Services, LLC

Member FINRA, SIPC

FD2169 8/07	SR07-390

Legg Mason Partners Capital and Income Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	Principal Accountant Fees and Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	August 28, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date:	August 28, 2007